Deferred Tax Assets and Liabilities - Details of Deferred Tax Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	₩ 2,273,677	₩ 1,727,122
Liabilities	(9,530)	(11,210)
Gross carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	2,454,650	1,777,514
Liabilities	(190,503)	(61,602)
Total	2,264,147	1,715,912	₩ 1,121,079
Gross carrying amount [member] | Other accounts receivable, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Liabilities	(13)	(4,364)
Total	(13)	(4,364)	(1,013)
Gross carrying amount [member] | Inventories, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	60,539	89,522
Total	60,539	89,522	60,606
Gross carrying amount [member] | Defined benefit liabilities, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Liabilities	(35,617)
Total	(35,617)
Gross carrying amount [member] | Investments in subsidiaries and associates [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Liabilities	(79,301)	(20,015)
Total	(79,301)	(20,015)
Gross carrying amount [member] | Accrued expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	123,106	131,196
Total	123,106	131,196	126,072
Gross carrying amount [member] | Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	669,449	691,599
Liabilities	(63,971)	(21,690)
Total	605,478	669,909	444,226
Gross carrying amount [member] | Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	19,469	21,886
Liabilities	(8,000)	(10,759)
Total	11,469	11,127	(11,120)
Gross carrying amount [member] | provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	63,943	59,875
Liabilities		(4,446)
Total	63,943	55,429	32,468
Gross carrying amount [member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	173,166	137,667
Liabilities	(3,601)	(328)
Total	169,565	137,339	13,185
Gross carrying amount [member] | Tax credits carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	391,769	38,337
Total	391,769	38,337	308,393
Gross carrying amount [member] | Tax loss carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Assets	953,209	607,432
Total	₩ 953,209	₩ 607,432	₩ 134,845